Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade and Other Receivables

	SA Rand
Figures in million	2022	2021
Financial assets
Trade receivables (metals)	571	738
Other trade receivables	343	292
Loss allowance	(204)	(179)
Trade receivables - net	710	851
Interest and other receivables	213	111
Employee receivables	15	17
Non-financial assets
Prepayments	160	131
Value added tax and general sales tax	545	505
Income and mining taxes	39	37
Total trade and other receivables	1 682	1 652

Disclosure of Movement in the Loss Allowance for Trade and Other Receivables
The movement in the loss allowance for trade and other receivables during the year was as follows (refer to note 39 for details):

	SA Rand
Figures in million	2022	2021
Balance at beginning of year	179	135
Increase in loss allowance recognised during the year	80	64
Reversal of loss allowance during the year	(55)	(20)
Balance at end of year	204	179

The loss allowance for 2022 includes R67 million (2021: R80 million) relating to a mining company who is in financial difficulties. The remaining movement relates to various other individually immaterial debtors.

Disclosure of Ageing of Loss Allowance for Trade and Other Receivables
The loss allowance for trade and other receivables stratified according to the ageing profile at the reporting date is as follows:

	SA Rand
Figures in million	Gross	Loss allowance
30 June 2022
Not past due[1]	689	20
Past due by 1 to 30 days	26	11
Past due by 31 to 60 days	26	9
Past due by 61 to 90 days	8	5
Past due by more than 90 days	72	66
Past due by more than 361 days	93	93
Total	914	204
30 June 2021
Not past due[1]	828	26
Past due by 1 to 30 days	26	9
Past due by 31 to 60 days	13	5
Past due by 61 to 90 days	14	6
Past due by more than 90 days	68	62
Past due by more than 361 days	81	71
Total	1 030	179
[1]    The gross amount includes the full trade receivables (metals) balance, which has no attributable loss allowance.